Cover	May 07, 2020	Mar. 30, 2020
Cover [Abstract]
Document Type		8-K
Entity Registrant Name		BellRing Brands, Inc.
City Area Code		314
Local Phone Number		644-7600
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Document Period End Date	May 07, 2020
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39093
Entity Tax Identification Number		83-4096323
Entity Address, Address Line One		2503 S. Hanley Road
Entity Address, City or Town		St. Louis
Entity Address, State or Province		MO
Entity Address, Postal Zip Code		63144
Title of 12(b) Security		Class A Common Stock, $0.01 par value per share
Trading Symbol		BRBR
Security Exchange Name		NYSE
Entity Central Index Key		0001772016
Amendment Flag		false